EQUITY - Dividends (Details) $ / shares in Units, $ in Millions						1 Months Ended	12 Months Ended
	Dec. 04, 2024 USD ($)	Jun. 12, 2024 USD ($)	Apr. 30, 2024 USD ($) Installment $ / shares	May 02, 2023 USD ($) $ / shares	May 04, 2022 USD ($) $ / shares	Feb. 28, 2025 Installment $ / shares	Dec. 31, 2024 USD ($)
Disclosure of dividends [Line Items]
Dividends proposed or declared (in USD per share) | $ / shares			$ 0.50	$ 0.44	$ 0.38
Dividend payable | $			$ 393	$ 369	$ 332
Number of installments of dividends | Installment			2
Dividends paid | $	$ 193	$ 200					$ 393
Dividend recommended
Disclosure of dividends [Line Items]
Number of installments of dividends | Installment						2
Dividends per share, base amount (in USD per share) | $ / shares						$ 0.55